Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2018
Contingent liabilities and commitments [abstract]
Contingent liabilities and commitments

The following table summarises the nominal principal amount of contingent liabilities and commitments which are not recorded on-balance sheet:

	2018	2017[a]
	£m	£m
Guarantees and letters of credit pledged as collateral security	15,805	14,275
Performance guarantees, acceptances and endorsements	4,498	4,737
Total contingent liabilities	20,303	19,012
Less: Provisions for contingent liabilities	(45)	(27)
Total contingent liabilities net of provisions	20,258	18,985
Of which: Financial guarantees carried at fair value	4

Documentary credits and other short-term trade related transactions	1,741	812
Standby facilities, credit lines and other commitments	322,482	314,761
Total commitments	324,223	315,573
Less: Provisions for commitments	(226)	(52)
Total commitments net of provisions	323,997	315,521
Of which: Loan commitments carried at fair value	11,723